Expense Example, No Redemption {- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-12 - Fidelity Advisor® Equity Value Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Equity Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	916
5 Years	1,167
10 Years	1,881
Fidelity Advisor Equity Value Fund-Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Equity Value Fund-Class C
Expense Example, No Redemption:
1 Year	193
3 Years	602
5 Years	1,038
10 Years	2,045
Fidelity Advisor Equity Value Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	1,108
Fidelity Advisor Equity Value Fund-Class Z
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918